BUSINESS COMBINATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 11 – BUSINESS COMBINATIONS

As part of our ongoing strategy to increase market share in certain markets, we acquired Ace Insulation Contractors, Inc. (“Ace”) during the three months ended March 31, 2013 and U.S. Insulation during the three months ended March 31, 2014.

Ace

On March 16, 2013, we acquired 100% of the membership interests of Ace. The purchase price consisted of cash of $687 and a seller obligation for $300. Ace was combined with another existing branch and as such, we are unable to differentiate the results of operations between Ace and the existing branch for the three months ended March 31, 2014 or 2013.

U.S. Insulation

On March 24, 2014 we acquired 100% of the common stock of U.S. Insulation. The purchase price consisted of cash of $2,006 and a seller obligation for $279. Since the closing date was close to the end of the current period, revenue and expenses included in our Condensed Consolidated Statement of Operations for the three months ended March 31, 2014 were not significant. The table below summarizes the fair values of the assets acquired and the liabilities assumed.

The estimated fair values of the assets acquired and liabilities assumed for the acquisitions approximated the following:

	Ace	U.S. Insulation
Accounts receivable	$213	$1,122
Inventory	14	234
Other current assets	—	105
Property and equipment	263	520
Intangibles	1,106	846
Goodwill	—	1,217
Accounts payable and accrued expenses	(609)	(1,362)
Deferred tax liability	—	(397)

Total purchase price	$987	$2,285

Seller obligations	$300	$279
Cash paid	687	2,006

Total purchase price	$987	$2,285

Estimates of acquired intangible assets related to the acquisitions are as follows:

	Ace		U.S. Insulation
Acquired intangibles assets	Estimated Fair Value	Weighted Average Estimated Useful Life (yrs)	Estimated Fair Value	Weighted Average Estimated Useful Life (yrs)
Customer relationships	$826	10	$546	10
Trademarks and trade names	280	15	216	15
Non-competition agreements	—	—	84	5

Pro Forma Information

The unaudited pro forma information has been prepared as if the 2014 acquisitions had taken place on January 1, 2013 and the 2013 acquisitions had taken place on January 1, 2012. The unaudited pro forma information is not necessarily indicative of the results that we would have achieved had the transactions actually taken place on January 1, 2013 and 2012, and the unaudited pro forma information does not purport to be indicative of future financial operating results.

	Pro forma for the three months ended March 31,
	2014	2013
Net revenue	$107,989	$94,621
Net income (loss)	518	(606)
Net loss attributable to common stockholders	(19,379)	(2,093)
Net loss per share attributable to common stockholders (basic and diluted)	(0.75)	(0.09)

Unaudited pro forma net income has been calculated after adjusting the combined results of the Company to reflect additional intangible asset amortization expense of $21 and $47 for the three months ended March 31, 2014 and 2013, respectively.

NOTE 12 – BUSINESS COMBINATIONS

As part of our ongoing strategy to increase market share in certain markets, we acquired TCI and Accurate Building Products Inc. (“Accurate”) during the year ended December 31, 2012. We acquired Ace Insulation (“Ace”) and KMB Contracting Services, Inc. (“KMB”) during the year ended December 31, 2013.

TCI

On August 31, 2012 we acquired 100% of the outstanding membership interest of TCI and 87.5% of the issued and outstanding capital stock of a subsidiary of TCI. Simultaneous with the purchase of TCI, IBP purchased the remaining 12.5% of issued and outstanding capital stock of the subsidiary for $571, which was paid in the form of a seller note.

The purchase price consisted of 11.5% (or 2,533,908 shares, which is the number of shares after a 19.5-for-one stock split of our common stock) of IBP common stock, which was valued at $4,100 at the date of the transaction. See Note 1, Organization and Recapitalization, “2014 Initial Public Offering (IPO),” for further information on the stock split.

The results of operations of the business and its subsidiary are included in the Consolidated Financial Statements from August 31, 2012, the date of acquisition. The revenue and net loss of TCI since the acquisition date included in our Consolidated Statement of Operations for the year ended December 31, 2012 were $12,354 and ($1,144), respectively.

Accurate

On November 16, 2012, we acquired 100% of the membership interests of Accurate. The purchase price consisted of cash of $1,198 and a note for $80. The revenue and net income of Accurate since the date of acquisition included in our Consolidated Statement of Operations for the year ended December 31, 2012 were $1,743 and $126, respectively.

Ace

On March 16, 2013 we acquired 100% of the membership interests of Ace. The purchase price consisted of cash of $687 and a note for $300. It is impracticable for us to determine the revenue and net income (loss) of Ace since the acquisition date included in our Consolidated Statement of Operations for the year ended December 31, 2013 because Ace was combined with another existing branch. We are unable to differentiate the results of operations between Ace and the existing branch after the combination.

KMB

On November 1, 2013 we acquired 100% of the membership interests of KMB. The purchase price consisted of cash of $494 and a seller obligation of $80. It is impracticable for us to determine the revenue and net income (loss) of KMB since the acquisition date included in our Consolidated Statement of Operations for the year ended December 31, 2013 because KMB was combined with another existing branch. We are unable to differentiate the results of operations between KMB and the existing branch after the combination.

The estimated fair values of the assets acquired and liabilities assumed for the acquisitions approximated the following:

	TCI	Accurate	ACE	KMB
Cash	$317	$58	$—	$—
Accounts receivable	3,880	1,606	213	—
Inventory	1,984	564	14	54
Note receivable	—	171	—	—
Other current assets	244	47	—	37
Property and equipment	285	183	263	75
Intangibles	4,390	1,123	1,106	226
Goodwill	834	—	—	182
Accounts payable and accrued expenses	(5,815)	(2,037)	(609)	—
Deferred tax liability	(1,387)	—	—	—
Long-term debt	(61)	(437)	—	—

Total purchase price	$4,671	$1,278	$987	$574

Fair value of common stock issued	$4,100	$—	$—	$—
Seller obligations	571	80	300	80
Cash paid	—	1,198	687	494

Total purchase price	$4,671	$1,278	$987	$574

Estimates of acquired intangible assets related to the acquisitions are as follows:

	TCI		Accurate		Ace		KMB
Acquired intangibles assets	Estimated Fair Value	Weighted Average Estimated Useful Life (yrs)	Estimated Fair Value	Weighted Average Estimated Useful Life (yrs)	Estimated Fair Value	Weighted Average Estimated Useful Life (yrs)	Estimated Fair Value	Weighted Average Estimated Useful Life (yrs)
Customer relationships	$2,500	10	$741	10	$826	10	$146	10
Trademarks and trade names	1,820	8	247	15	280	15	58	15
Non-competition agreements	70	2	135	3	—	—	22	5

Pro Forma Information (unaudited)

The unaudited pro forma information has been prepared as if the 2012 acquisitions had taken place on January 1, 2011 and the 2013 acquisitions had taken place on January 1, 2012. The unaudited pro forma information is not necessarily indicative of the results that we would have achieved had the transactions actually taken place on January 1, 2012 and 2011, and the unaudited pro forma information does not purport to be indicative of future financial operating results.

	Pro Forma for the years ended December 31,
	2011	2012	2013

Net revenue	$277,834	$334,885	$432,569
Net (loss) income	(13,951)	(3,499)	5,925
Net income (loss) attributable to common shareholders	68,657	(9,028)	(298)
Net income (loss) per share attributable to common shareholders (basic and diluted)	3.12	(0.41)	(0.01)

Unaudited pro forma net (loss) income has been calculated after adjusting our consolidated results to reflect additional intangible asset amortization expense of $648, $567 and $17 for the years ended December 31, 2011, 2012 and 2013, respectively.